CONSOLIDATED STATEMENT OF EQUITY - USD ($) $ in Millions	Total		Total IBM Stockholders’ Equity	Common Stock and Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income/(Loss)	Non- Controlling Interests
Balance at the beginning of the period at Dec. 31, 2021	$ 18,996		$ 18,901	$ 57,319	$ 154,209	$ (169,392)	$ (23,234)	$ 95
Net income plus other comprehensive income/(loss)
Net income	1,639	[1]	1,639		1,639
Other comprehensive income/(loss)	6,494		6,494				6,494
Total comprehensive income	8,134		8,134
Cash dividends paid - common stock	(5,948)		(5,948)		(5,948)
Common stock issued under employee plans	962		962	962
Purchases and sales of treasury stock under employee plans - net	(104)		(104)		(12)	(92)
Other equity	0		0	63	(63)
Changes in noncontrolling interests	(18)							(18)
Balance at the end of the period at Dec. 31, 2022	22,021		21,944	58,343	149,825	(169,484)	(16,740)	77
Net income plus other comprehensive income/(loss)
Net income	7,502	[1]	7,502		7,502
Other comprehensive income/(loss)	(2,021)		(2,021)				(2,021)
Total comprehensive income	5,481		5,481
Cash dividends paid - common stock	(6,040)		(6,040)		(6,040)
Common stock issued under employee plans	1,300		1,300	1,300
Purchases and sales of treasury stock under employee plans - net	(152)		(152)		(11)	(140)
Changes in noncontrolling interests	3							3
Balance at the end of the period at Dec. 31, 2023	22,613		22,533	59,643	151,276	(169,624)	(18,761)	80
Net income plus other comprehensive income/(loss)
Net income	6,023	[1]	6,023		6,023
Other comprehensive income/(loss)	3,492		3,492				3,492
Total comprehensive income	9,516		9,516
Cash dividends paid - common stock	(6,147)		(6,147)		(6,147)
Common stock issued under employee plans	1,737		1,737	1,737
Purchases and sales of treasury stock under employee plans - net	(332)		(332)		11	(343)
Changes in noncontrolling interests	6							6
Balance at the end of the period at Dec. 31, 2024	$ 27,393		$ 27,307	$ 61,380	$ 151,163	$ (169,968)	$ (15,269)	$ 86

[1]	2024 and 2022 include the impacts of pension settlement charges. Refer to note U, “Retirement-Related Benefits,” for additional information.